UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cambrian Capital L.P.

Address:   45 Coolidge Point
           Manchester, MA 01944


Form 13F File Number: 028-12248


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Karen Durante
Title:  Chief Financial Officer
Phone:  (978) 526-7010

Signature,  Place,  and  Date  of  Signing:

/s/ Karen Durante                  Manchester, MA                     2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              68

Form 13F Information Table Value Total:  $      622,025
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12250             Ernst H. von Metzsch
----  --------------------  ----------------------------------------------------
2     028-12249             Roland A. von Metzsch
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLIED NEVADA GOLD CORP      COM            019344100   14,051   466,350 SH       DEFINED    1,2        466,350      0    0
ANADARKO PETE CORP           COM            032511107   19,662   264,600 SH       DEFINED    1,2        264,600      0    0
APACHE CORP                  COM            037411105    1,256    16,000     CALL DEFINED    1,2         16,000      0    0
APACHE CORP                  COM            037411105    6,759    86,100 SH       DEFINED    1,2         86,100      0    0
APPROACH RESOURCES INC       COM            03834A103    2,385    95,350 SH       DEFINED    1,2         95,350      0    0
BHP BILLITON LTD             SPONSORED ADR  088606108   16,747   213,550 SH       DEFINED    1,2        213,550      0    0
CABOT OIL & GAS CORP         COM            127097103   19,196   385,921 SH       DEFINED    1,2        385,921      0    0
CAMECO CORP                  COM            13321L108    8,316   421,700 SH       DEFINED    1,2        421,700      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105    9,728   172,300 SH       DEFINED    1,2        172,300      0    0
CENOVUS ENERGY INC           COM            15135U109   16,319   486,550 SH       DEFINED    1,2        486,550      0    0
CHESAPEAKE ENERGY CORP       COM            165167107    4,951   297,900 SH       DEFINED    1,2        297,900      0    0
CHEVRON CORP NEW             COM            166764100    5,677    52,500 SH       DEFINED    1,2         52,500      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101    7,230   187,450 SH       DEFINED    1,2        187,450      0    0
CONCHO RES INC               COM            20605P101   12,946   160,700 SH       DEFINED    1,2        160,700      0    0
CONSOL ENERGY INC            COM            20854P109    8,463   263,657 SH       DEFINED    1,2        263,657      0    0
DENBURY RES INC              COM NEW        247916208    1,361    84,000     CALL DEFINED    1,2         84,000      0    0
DENBURY RES INC              COM NEW        247916208    5,471   337,700 SH       DEFINED    1,2        337,700      0    0
DEVON ENERGY CORP NEW        COM            25179M103    6,531   125,500 SH       DEFINED    1,2        125,500      0    0
DOW CHEM CO                  COM            260543103    8,616   266,500 SH       DEFINED    1,2        266,500      0    0
EMERALD OIL INC              COM NEW        29101U209    1,871   357,142 SH       DEFINED    1,2        357,142      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140      817    25,400 SH       DEFINED    1,2         25,400      0    0
ENI S P A                    SPONSORED ADR  26874R108    5,405   110,000 SH       DEFINED    1,2        110,000      0    0
ENSCO PLC                    SHS CLASS A    G3157S106    4,281    72,214 SH       DEFINED    1,2         72,214      0    0
ETFS PLATINUM TR             SH BEN INT     26922V101    5,575    36,830 SH       DEFINED    1,2         36,830      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857    1,368    40,000     CALL DEFINED    1,2         40,000      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   32,123   939,256 SH       DEFINED    1,2        939,256      0    0
GRAN TIERRA ENERGY INC       COM            38500T101    4,788   868,893 SH       DEFINED    1,2        868,893      0    0
GREEN PLAINS RENEWABLE ENERG COM            393222104    2,112   266,950 SH       DEFINED    1,2        266,950      0    0
HALLIBURTON CO               COM            406216101   21,395   616,750 SH       DEFINED    1,2        616,750      0    0
IMPERIAL OIL LTD             COM NEW        453038408   15,932   370,500 SH       DEFINED    1,2        370,500      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109    6,025   205,150 SH       DEFINED    1,2        205,150      0    0
LAREDO PETE HLDGS INC        COM            516806106    4,531   249,500 SH       DEFINED    1,2        249,500      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100   19,425   340,250 SH       DEFINED    1,2        340,250      0    0
MARATHON OIL CORP            COM            565849106    6,948   226,600 SH       DEFINED    1,2        226,600      0    0
MIDWAY GOLD CORP             COM            598153104      554   398,800 SH       DEFINED    1,2        398,800      0    0
MOLYCORP INC DEL             COM            608753109    3,067   324,900 SH       DEFINED    1,2        324,900      0    0
MOSAIC CO NEW                COM            61945C103   15,460   273,000 SH       DEFINED    1,2        273,000      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   23,466   343,328 SH       DEFINED    1,2        343,328      0    0
NEW GOLD INC CDA             COM            644535106    4,633   420,000 SH       DEFINED    1,2        420,000      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT     H5833N103    4,201   120,650 SH       DEFINED    1,2        120,650      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   18,965   247,550 SH       DEFINED    1,2        247,550      0    0
OCEANEERING INTL INC         COM            675232102   13,125   244,000 SH       DEFINED    1,2        244,000      0    0
PATTERSON UTI ENERGY INC     COM            703481101    2,087   112,000     CALL DEFINED    1,2        112,000      0    0
PATTERSON UTI ENERGY INC     COM            703481101    3,620   194,300 SH       DEFINED    1,2        194,300      0    0
PDC ENERGY INC               COM            69327R101    1,951    58,750 SH       DEFINED    1,2         58,750      0    0
PEABODY ENERGY CORP          COM            704549104   10,868   408,430 SH       DEFINED    1,2        408,430      0    0
PHILLIPS 66                  COM            718546104    7,877   148,350 SH       DEFINED    1,2        148,350      0    0
PIONEER NAT RES CO           COM            723787107    2,132    20,000     CALL DEFINED    1,2         20,000      0    0
PIONEER NAT RES CO           COM            723787107   30,143   282,795 SH       DEFINED    1,2        282,795      0    0
PLAINS EXPL& PRODTN CO       COM            726505100    1,164    24,800 SH       DEFINED    1,2         24,800      0    0
PLATINUM GROUP METALS LTD    COM NEW        72765Q205    2,461 3,016,335 SH       DEFINED    1,2      3,016,335      0    0
RANGE RES CORP               COM            75281A109    4,957    78,900 SH       DEFINED    1,2         78,900      0    0
RIO TINTO PLC                SPONSORED ADR  767204100   27,793   478,450 SH       DEFINED    1,2        478,450      0    0
ROWAN COMPANIES PLC          SHS CL A       G7665A101    4,211   134,650 SH       DEFINED    1,2        134,650      0    0
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259206   21,368   309,900 SH       DEFINED    1,2        309,900      0    0
SCHLUMBERGER LTD             COM            806857108   15,410   222,367 SH       DEFINED    1,2        222,367      0    0
SEMGROUP CORP                CL A           81663A105    3,328    85,150 SH       DEFINED    1,2         85,150      0    0
SILVER WHEATON CORP          COM            828336107   13,873   384,500 SH       DEFINED    1,2        384,500      0    0
SOUTHWESTERN ENERGY CO       COM            845467109    8,762   262,250 SH       DEFINED    1,2        262,250      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107    5,265    32,500     CALL DEFINED    1,2         32,500      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
STATOIL ASA                  SPONSORED ADR  85771P102    5,873   234,550 SH       DEFINED    1,2        234,550      0    0
SUNCOR ENERGY INC NEW        COM            867224107   18,984   575,636 SH       DEFINED    1,2        575,636      0    0
TALISMAN ENERGY INC          COM            87425E103   11,304   997,700 SH       DEFINED    1,2        997,700      0    0
TOTAL S A                    SPONSORED ADR  89151E109    1,561    30,022 SH       DEFINED    1,2         30,022      0    0
TRIANGLE PETE CORP           COM NEW        89600B201    5,882   981,945 SH       DEFINED    1,2        981,945      0    0
VALERO ENERGY CORP NEW       COM            91913Y100    9,828   288,050 SH       DEFINED    1,2        288,050      0    0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103    5,272   471,150 SH       DEFINED    1,2        471,150      0    0
YAMANA GOLD INC              COM            98462Y100    4,319   250,951 SH       DEFINED    1,2        250,951      0    0


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